Reinsurance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Ceded Credit Risk [Line Items]
Reinsurance recoverable assets	$ 18,346.0	$ 13,541.3
Reinsurance recoverable liabilities	45.2	39.4
Reinsurance deposit receivable	6,078.7	7,901.0
Reinsurer Concentration Risk | Net ceded reinsurance recoverables | Five largest ceded reinsurers
Ceded Credit Risk [Line Items]
Net ceded reinsurance recoverables	$ 18,093.5	$ 12,953.1
Concentration risk percentage	99.00%	98.00%
Number of largest ceded reinsurers | item	5	5